NET LOSS PER SHARE DATA (Details) - Stock Option [Member] - $ / shares	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Options:
Weighted average number	1,847,511	684,071	194,690
Weighted average exercise price	$ 0.3362	$ 0.5363	$ 0.5763